(LOSS)/PROFIT FOR THE YEAR ON DISCONTINUED OPERATIONS (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Apr. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Loss for the year from discontinued operations		$ (573,000)	$ 12,850,000	$ 2,577,000
Provision		1,594,000	0
Tax credit recovered		0	0	2,000
Provision		2,454,000	50,000
Biosynth [Member]
Disclosure of classes of share capital [line items]
Cash proceeds from discontinued operations	$ 30,000,000
Provision		150,000
Outstanding receivables		423,000
Fiomi Diagnostics (“Fiomi”) [Member]
Disclosure of classes of share capital [line items]
Cash inflow from investing activities		0	28,160,000	0
Sweden [Member] | Fiomi Diagnostics (“Fiomi”) [Member]
Disclosure of classes of share capital [line items]
Loss for the year from discontinued operations		(573,000)	12,850,000	$ 2,577,000
Consideration paid (received)		$ 0	$ 373,000
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share - discontinued operations		359,193,482	153,099,405	134,939,327
Diluted earnings per share denominator		404,096,277	178,016,062	155,498,651
Basic (loss)/earnings per ordinary share for discontinued operations		$ (573,000)	$ 12,850,000	$ 2,577,000
Diluted (loss)/earnings per ordinary share for discontinued operations		$ 573,000	$ 12,850,000	$ 2,577,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings per ordinary share - discontinued operations		17,959,674	7,654,970	6,746,966
Diluted earnings per share denominator		20,204,814	8,900,803	7,774,933
Basic (loss)/earnings per ordinary share for discontinued operations		$ 573	$ 12,850	$ 2,577
Diluted (loss)/earnings per ordinary share for discontinued operations		$ 573,000	$ 12,850,000	$ 2,577,000